CONCENTRATION OF RISKS	12 Months Ended
Mar. 31, 2025
Risks and Uncertainties [Abstract]
CONCENTRATION OF RISKS

16. CONCENTRATION OF RISKS

Concentration of credit risk

Financial instruments that potentially expose us to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company places its cash and cash equivalents with financial institutions with high credit ratings and quality.

Accounts receivable primarily comprise of amounts receivable from the customers. The Company conducts credit evaluations of customers, and generally does not require collateral or other security from its customers. The Company established an allowance for credit loss primarily based upon the factors surrounding the credit risk of specific customers.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

16.	CONCENTRATION OF RISKS – CONTINUED

Concentration of customers

Two customers consisted of more than 10% of accounts receivable as of March 31, 2025. One of these customers subsequently settled their outstanding balance in full after the financial year-end.

None of the customers consisted of more than 10% of accounts receivable as of March 31, 2023 and 2024.

None of the customers contributed more than 10% of revenue for the years ended March 31, 2023, 2024 and 2025.

Concentration of vendors

As of March 31, 2025, four vendors, E, J, K and L accounted for 28%, 23%, 35% and 12% of the Company’s accounts payable, respectively. Vendor E & K provide services, facilitating the smooth execution of contracts between the ship owner and our company. These services are governed by formal agreements that outline the terms, scope of work, and payment conditions. Charges are based on the actual services rendered under these agreements. The total amount to be paid for the services provided by Vendor E is USD13,100 and Vendor K is USD15,972 and the payments are due upon receiving commission revenue from the client. We are not substantially dependent on E & K vendors since it accounted for only 0.35% and 0.25% of our cost of revenue for the year ended March 31, 2025.

For the year ended March 31, 2025, the total commissions expense was US$676,312. Two vendors E and K accounted for 5% and 4% of total commission expenses, respectively.

As of March 31, 2024, two vendors, E, F accounted for 57.7% and 11% of the Company’s account payables, respectively. Vendor E provides services, facilitating the smooth execution of contracts between the ship owner and our company. This arrangement is based on invoices rather than a formal agreement, with charges corresponding to the work performed. The total amount to be paid for the services provided by Vendor E is USD115,595 and the payment is due upon receiving commission revenue from the client. We are not substantially dependent on this vendor since it accounted for only 1.9% of our cost of revenue for the year ended March 31, 2024.

For the year ended March 31, 2024, the total commissions expense was US$249,280. Two vendors E and A accounted for 46.4% and 24.8% of total commission expenses, respectively.

As of March 31, 2023, three vendors, A, B and C accounted for 68.1%, 13.2% and 12.9% of the Company’s accounts payable, respectively. Vendor A provides services, facilitating the smooth execution of contracts between the ship owner and our company. This arrangement is based on invoices rather than a formal agreement, with charges corresponding to the work performed. The total amount to be paid for the services provided by Vendor A is USD19,626 and the payment is due upon receiving commission revenue from the client. We are not substantially dependent on this vendor since it accounted for only 0.2% of our cost of revenue for the year ended March 31, 2023.

For the year ended March 31, 2023, the total commissions expense was US$486,084. Two vendors D and A accounted for 26.5% and 19.4% of total commission expenses, respectively.

The commissions expense is included under the line item “Cost of Revenue” on our income statement.

Credit Risk

Credit risk is the potential financial loss to the Company resulting from the failure of a customer or a counterparty to settle its financial and contractual obligations to the Company, as and when they fall due. As the Company does not hold any collateral, the maximum exposure to credit risk is the carrying amounts of trade and other receivables (exclude prepayments), financial instrument and cash and bank deposits presented on the balance sheets. The Company has no other financial assets which carry significant exposure to credit risk.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

16.	CONCENTRATION OF RISKS – CONTINUED

Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

Typically, the Company ensures that it has sufficient cash on demand to meet expected operational expenses for a period of 60 days, including the servicing of financial obligations; this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of the Company’s financial instruments will fluctuate because of changes in market interest rates. The Company’s exposure to interest rate risk arises mainly from its cash and cash equivalents. The Company does not expect any significant effect on the Company’s profit and loss arising from the effects of reasonably possible changes to interest rates on interest bearing financial instruments at the end of the financial year.

Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore, there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of S$ converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.

Geopolitical Uncertainty in the Middle East and Europe

The ongoing geopolitical instability in parts of the Middle East and Europe, including the conflict in Ukraine and tensions in surrounding regions, has introduced significant volatility in global markets, energy prices, and supply chains. In particular, disruptions to oil and gas supplies, increased shipping costs, and potential sanctions or export restrictions may affect the availability and cost of materials or services critical to our operations. These developments may also contribute to inflationary pressures and foreign exchange volatility in our key markets.

While we do not currently have operations in directly affected territories, these macroeconomic and geopolitical uncertainties may indirectly impact customer demand, investment decisions, or logistical efficiency. We continue to monitor these risks and assess contingency plans as necessary. Any prolonged escalation of conflict or economic instability in these regions could have a material adverse effect on our business, financial condition, or results of operations.

There is still significant uncertainty regarding the future development of global conditions, particularly in relation to ongoing geopolitical instability in the Middle East and Europe. As of the date these consolidated financial statements were approved, the global situation remains fluid. Management is closely monitoring the Company’s business activities and has taken appropriate measures to ensure that the Company maintains sufficient working capital to meet all its obligations.

The potential impact on the Company’s results of operations for 2026 will also depend on the broader economic effects of these geopolitical uncertainties, which are beyond the Company’s control. There is no guarantee that the Company’s revenues will grow or remain at a similar level year over year in 2026.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS